Common Stock Warrants (Details Narrative) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2013
Warrant purchase, shares				100,000
Warrant purchase, exercise price				$ 0.40
Number of options outstanding, shares			500,000
Number of options outstanding, granted per share			$ 0.25
Successor [Member]
Warrant purchase, shares		1,127,000
Warrant purchase, exercise price		$ 0.50
Warrant purchase, expire date		September 2016
Successor One [Member]
Warrant purchase, exercise price		$ 1.00
Warrant purchase, expire date		October 2019
Predecessor [Member]
Warrant purchase, shares			875,042
Warrant purchase, exercise price			$ 0.01
Options outstanding excercise price lower		$ 0.05	0.05
Options outstanding excercise price upper		$ 0.25	$ 0.25
Number of options outstanding, shares	875,042	375,042	875,042		875,042
Number of options outstanding, granted per share		$ 0.05	$ 0.25
Number of options outstanding, vesting rate			6.25%